Document and Entity Information	Aug. 31, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001737287
Document Type	8-K
Document Period End Date	Aug. 31, 2026
Entity Registrant Name	Allogene Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38693
Entity Tax Identification Number	82-3562771
Entity Address, Address Line One	210 East Grand Avenue
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	457-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ALLO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false